Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	September 30, 2018	December 31, 2017
Secured credit facilities	$167,393	$219,856
2022 Senior Secured Notes	305,000	305,000
2022 Notes	614,339	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	166,853	167,912

Total borrowings	1,628,585	1,717,768

Less: current portion, net	(32,851)	(33,885)
Less: deferred finance costs, net	(29,254)	(35,280)

Total long-term borrowings	$1,566,480	$1,648,603

Navios Holdings borrowings	December 31, 2017	December 31, 2016
Commerzbank A.G. ($240,000)	$—	$19,857
HSH Nordbank ($15,300)	14,535	—
Loan Facility Credit Agricole ($40,000)	17,674	18,880
Loan Facility Credit Agricole ($23,000)	14,074	14,755
Loan Facility Credit Agricole ($23,000)	14,450	15,150
Loan Facility DVB Bank SE ($72,000)	50,140	54,540
Loan Facility DVB Bank SE ($41,000)	33,816	37,293
Loan Facility Credit Agricole ($22,500)	15,188	16,313
Loan Facility DVB Bank SE ($40,000)	18,254	28,000
Loan Facility Alpha Bank ($31,000)	25,600	27,400
Loan Facility Alpha Bank ($16,125)	16,125	16,125
Navios Acquisition Loan	—	51,240
2019 Notes	—	291,094
2022 Senior Secured Notes	305,000	—
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,174,856	$1,240,647

Navios Logistics borrowings	December 31, 2017	December 31, 2016
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	31,109	34,447
Navios Logistics BBVA Loan Facility	23,250	25,000
Navios Logistics Alpha Bank Loan	13,300	—
Navios Logistics Term Loan B Facility	100,000	—
Other long-term loans	253	321
Total Navios Logistics borrowings	$542,912	$434,768

Total	December 31, 2017	December 31, 2016
Total borrowings	$1,717,768	$1,675,415
Less: current portion, net	(33,885)	(29,827)
Less: deferred finance costs and discount, net	(35,280)	(24,320)
Total long-term borrowings	$1,648,603	$1,621,268

Principal payments

Payment due by period
September 30, 2019	$34,840
September 30, 2020	73,216
September 30, 2021	56,817
September 30, 2022	1,426,583
September 30, 2023	33,042
September 30, 2024 and thereafter	4,087

Total	$1,628,585

Year
2018	$35,988
2019	33,326
2020	71,454
2021	154,825
2022	1,414,638
2023 and thereafter	7,537
Total	$1,717,768